Offerings - Offering: 1	May 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	36.45
Maximum Aggregate Offering Price	$ 109,350,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,741.49
Offering Note	(1) This Registration Statement on Form S-8 registers an aggregate of 3,000,000 shares of common stock, par value $2.50 ("Common Stock"), of United Bankshares, Inc. (the "Registrant") that are available for issuance pursuant to United Bankshares, Inc. 2025 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares that may become issuable by reason of any merger in which the shares are changed or exchanged, stock dividend, stock split, or combination of the shares, or other similar transaction which in the judgment of the Compensation Committee the Registrant necessitates an adjustment to prevent dilution of the benefits or potential benefits to be made available under the Plan. (2) The proposed maximum offering price per share is the average of the high and low prices of the Common Stock of the Registrant as reported on NASDAQ Global Select Market on May 27, 2025 of $36.04 and $36.85. The proposed maximum aggregate offering price was determined by multiplying the maximum number of shares (3,000,000) that may be granted for the securities being registered by the average offering price of $36.45. (3) Estimated solely for the purpose of calculating the registration fee. Pursuant to Rules 457(h)(1) under the Securities Act, the registration is based on the average of the high and low prices of the common stock of the Registrant as reported on NASDAQ Global Select Market on May 27, 2025, and computed based on the maximum number of shares (3,000,000) that may be granted for the securities being registered.